Corporate Development and General and Administrative (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Development and General and Administrative
Schedule Of Corporate Development And General And Administrative
	Years ended December 31,
	2021	2020	2019

Corporate Development:
Geology and technical review	$-	$7	$-
Salaries and remuneration	-	34	14
Sundry	-	17	4
Travel and transportation	-	5	13
	$-	$63	$31

General and Administrative:
Accounting, audit and tax	$59	$32	$28
Legal	4	24	15
Office and sundry	117	82	51
Regulatory	76	54	53
Rent	39	36	28
	$295	$228	$175